Segment Information - Revenues of Business Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014 segment	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting [Abstract]
Number of business segments	2
Segment Reporting Information [Line Items]
Gross premium written	$ 497,595	$ 332,714	$ 1,612,210	$ 1,021,016
Net written premium	431,570	158,123	1,417,611	477,643
Change in unearned premium	6,836	8,002	(229,887)	(4,811)
Net earned premium	438,406	166,125	1,187,724	472,832
Ceding commission income (primarily related parties)	705	23,518	7,632	73,509
Service and fee income	45,894	34,385	121,086	93,053
Loss and loss adjustment expense	275,019	108,260	755,970	310,133
Acquisition costs and other underwriting expenses	83,915	32,231	232,706	94,664
General and administrative expenses	90,128	74,232	243,386	209,455
Total underwriting expenses	449,062	214,723	1,232,062	614,252
Underwriting income (loss)	35,943	9,305	84,380	25,142
Net investment income	13,697	8,439	34,232	22,093
Net realized gain (losses) on investments	(1,118)	516	(1,118)	1,463
Other revenue	373	0	480	16
Equity in losses of unconsolidated subsidiaries	(1,611)	(128)	(3,098)	(452)
Interest expense	(4,709)	(540)	(7,821)	(1,456)
Provision for income taxes	(10,026)	(4,839)	(17,786)	(12,393)
Net Income (Loss) Attributable to Noncontrolling Interest	770	0	776	(44)
Net income (loss) attributable NGHC	33,319	12,753	90,045	34,369
Property and Casualty
Segment Reporting Information [Line Items]
Gross premium written	479,866	324,298	1,494,337	996,034
Net written premium	413,904	149,787	1,299,998	452,816
Change in unearned premium	(4,966)	7,997	(202,218)	(4,816)
Net earned premium	408,938	157,784	1,097,780	448,000
Ceding commission income (primarily related parties)	705	23,518	7,632	73,509
Service and fee income	31,378	21,583	76,440	62,996
Loss and loss adjustment expense	256,769	104,222	697,207	293,401
Acquisition costs and other underwriting expenses	68,419	26,063	185,632	77,249
General and administrative expenses	79,078	66,236	207,314	191,681
Total underwriting expenses	404,266	196,521	1,090,153	562,331
Underwriting income (loss)	36,755	6,364	91,699	22,174
Net investment income	0	0	0	0
Net realized gain (losses) on investments		0		0
Other revenue	0		0	0
Equity in losses of unconsolidated subsidiaries	0	0	0	0
Interest expense	0	0	0	0
Provision for income taxes	0	0	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	(684)	0	(684)	0
Net income (loss) attributable NGHC	37,439	6,364	92,383	22,174
Accident and Health
Segment Reporting Information [Line Items]
Gross premium written	17,729	8,416	117,873	24,982
Net written premium	17,666	8,336	117,613	24,827
Change in unearned premium	11,802	5	(27,669)	5
Net earned premium	29,468	8,341	89,944	24,832
Ceding commission income (primarily related parties)	0	0	0	0
Service and fee income	14,516	12,802	44,646	30,057
Loss and loss adjustment expense	18,250	4,038	58,763	16,732
Acquisition costs and other underwriting expenses	15,496	6,168	47,074	17,415
General and administrative expenses	11,050	7,996	36,072	17,774
Total underwriting expenses	44,796	18,202	141,909	51,921
Underwriting income (loss)	(812)	2,941	(7,319)	2,968
Net investment income	0	0	0	0
Net realized gain (losses) on investments		0		0
Other revenue	0		0	0
Equity in losses of unconsolidated subsidiaries	0	0	0	0
Interest expense	0	0	0	0
Provision for income taxes	0	0	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0
Net income (loss) attributable NGHC	(812)	2,941	(7,319)	2,968
Corporate and Other
Segment Reporting Information [Line Items]
Gross premium written	0	0	0	0
Net written premium	0	0	0	0
Change in unearned premium	0	0	0	0
Net earned premium	0	0	0	0
Ceding commission income (primarily related parties)	0	0	0	0
Service and fee income	0	0	0	0
Loss and loss adjustment expense	0	0	0	0
Acquisition costs and other underwriting expenses	0	0	0	0
General and administrative expenses	0	0	0	0
Total underwriting expenses	0	0	0	0
Underwriting income (loss)	0	0	0	0
Net investment income	13,697	8,439	34,232	22,093
Net realized gain (losses) on investments	(1,118)	516	(1,118)	1,463
Other revenue	373		480	16
Equity in losses of unconsolidated subsidiaries	(1,611)	(128)	(3,098)	(452)
Interest expense	(4,709)	(540)	(7,821)	(1,456)
Provision for income taxes	(10,026)	(4,839)	(17,786)	(12,393)
Net Income (Loss) Attributable to Noncontrolling Interest	86	0	92	(44)
Net income (loss) attributable NGHC	(3,308)	3,448	4,981	9,227
NGHC, excluding Reciprocal Exchanges
Segment Reporting Information [Line Items]
Net investment income	13,697	8,439	34,232	22,093
Provision for income taxes			(17,997)
Net income (loss) attributable NGHC	34,064		90,790
NGHC, excluding Reciprocal Exchanges | Property and Casualty
Segment Reporting Information [Line Items]
Net income (loss) attributable NGHC	38,123		93,067
NGHC, excluding Reciprocal Exchanges | Accident and Health
Segment Reporting Information [Line Items]
Net income (loss) attributable NGHC	(812)		(7,319)
NGHC, excluding Reciprocal Exchanges | Corporate and Other
Segment Reporting Information [Line Items]
Net income (loss) attributable NGHC	(3,247)		5,042
Reciprocal Exchanges
Segment Reporting Information [Line Items]
Net investment income	0	0	0	0
Provision for income taxes			211
Net income (loss) attributable NGHC	(745)		(745)
Reciprocal Exchanges | Property and Casualty
Segment Reporting Information [Line Items]
Net income (loss) attributable NGHC	(684)		(684)
Reciprocal Exchanges | Accident and Health
Segment Reporting Information [Line Items]
Net income (loss) attributable NGHC	0		0
Reciprocal Exchanges | Corporate and Other
Segment Reporting Information [Line Items]
Net income (loss) attributable NGHC	$ (61)		$ (61)